Description of Business and Summary of Significant Accounting Policies (Details) $ in Millions, $ in Millions			3 Months Ended	12 Months Ended
	Apr. 27, 2021 USD ($)	Apr. 27, 2021 CAD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 01, 2021 USD ($)
Ownership Interest By Project Type [Line Items]
Severance costs			$ 3.7
Allowance for doubtful accounts				$ 3.7	$ 3.4
Asset retirement obligation				52.5	42.6
Deferred turnaround and amortization expense				136.9	158.4	$ 141.9
Proceeds from inventory repurchase agreements				43.5	44.9	52.1
Payments under inventory repurchase agreements				45.4	46.4	$ 49.2
Puget Sound Refinery
Ownership Interest By Project Type [Line Items]
Asset retirement obligation							$ 8.5
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Mississauga, Canada Property
Ownership Interest By Project Type [Line Items]
Gain on sale of assets				$ 86.0
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Mississauga, Canada Property | 7037619 Canada Inc.
Ownership Interest By Project Type [Line Items]
Proceeds from sale of property	$ 98.8	$ 125
Minimum
Ownership Interest By Project Type [Line Items]
Frequency of maintenance				2 years
Maximum
Ownership Interest By Project Type [Line Items]
Frequency of maintenance				5 years
Refining
Ownership Interest By Project Type [Line Items]
Restructuring and related costs recorded to segments				$ 24.8
Corporate Segment
Ownership Interest By Project Type [Line Items]
Restructuring and related costs recorded to segments				12.7
Lubricants and Specialty Products
Ownership Interest By Project Type [Line Items]
Severance costs				7.8
Inventories
Ownership Interest By Project Type [Line Items]
Reserve against repair and maintenance inventory				9.0
Cheyenne Refinery
Ownership Interest By Project Type [Line Items]
Severance costs				1.0	3.8
Decommissioning expense				$ 25.8	$ 24.7
Impairment of long-lived assets			$ 232.2
Refining Pipeline And Terminal Facilities | Minimum
Ownership Interest By Project Type [Line Items]
Estimated useful life of assets				15 years
Refining Pipeline And Terminal Facilities | Maximum
Ownership Interest By Project Type [Line Items]
Estimated useful life of assets				32 years
Buildings and Improvements | Minimum
Ownership Interest By Project Type [Line Items]
Estimated useful life of assets				10 years
Buildings and Improvements | Maximum
Ownership Interest By Project Type [Line Items]
Estimated useful life of assets				40 years
Other fixed assets | Minimum
Ownership Interest By Project Type [Line Items]
Estimated useful life of assets				5 years
Other fixed assets | Maximum
Ownership Interest By Project Type [Line Items]
Estimated useful life of assets				30 years
Transportation vehicles
Ownership Interest By Project Type [Line Items]
Estimated useful life of assets				5 years
HEP
Ownership Interest By Project Type [Line Items]
Percentage of ownership in variable interest entity				57.00%
Equity in joint ventures				$ 90.8
Investment in joint venture				$ 116.4
HEP | Osage Pipeline
Ownership Interest By Project Type [Line Items]
Equity method investment, ownership percentage				50.00%
HEP | Cheyenne
Ownership Interest By Project Type [Line Items]
Equity method investment, ownership percentage				50.00%